Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Emerging Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 120% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks of U.S. emerging growth companies. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index or the S&P SmallCap 600 Index. The capitalization range of the Russell 2000® Index was $101 million to $2.608 billion as of May 31, 2012 and the capitalization range of the S&P SmallCap 600 Index was $61 million to $4.008 billion as of December 31, 2012. In addition, at times the Portfolio may make significant investments in ADRs listed on the NYSE and IPOs.

		The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having strong revenue and earnings potential, and accompanying capital growth potential. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Growth Style Risk: The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.

		Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders' returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	U.S. Emerging Growth Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 23.54% (for the quarter ended June 30, 2003) and the lowest quarterly return was -22.27% (for the quarter ended September 30, 2011).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
U.S. Emerging Growth Portfolio | U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
2003	rr_AnnualReturn2003	41.92%
2004	rr_AnnualReturn2004	6.23%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	12.81%
2007	rr_AnnualReturn2007	(2.69%)
2008	rr_AnnualReturn2008	(37.41%)
2009	rr_AnnualReturn2009	22.86%
2010	rr_AnnualReturn2010	29.26%
2011	rr_AnnualReturn2011	2.25%
2012	rr_AnnualReturn2012	13.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	13.17%
Past 5 Years	rr_AverageAnnualReturnYear05	2.84%
Past 10 Years	rr_AverageAnnualReturnYear10	7.66%
U.S. Emerging Growth Portfolio | Return After Taxes on Distributions | U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.81%
Past 10 Years	rr_AverageAnnualReturnYear10	7.54%
U.S. Emerging Growth Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.69%
Past 5 Years	rr_AverageAnnualReturnYear05	2.43%
Past 10 Years	rr_AverageAnnualReturnYear10	6.77%
U.S. Emerging Growth Portfolio | S&P SmallCap 600 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.56%
Past 5 Years	rr_AverageAnnualReturnYear05	5.51%
Past 10 Years	rr_AverageAnnualReturnYear10	10.90%
U.S. Emerging Growth Portfolio | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.59%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	3.49%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	9.80%	[3]
U.S. Emerging Growth Portfolio | Morningstar Small Growth Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.19%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	2.64%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	4.46%	[4]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)
[3]	The Russell 2000® Growth Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap growth stocks.
[4]	The Morningstar Small Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the portfolio.